[SHIP]
                            [THE VANGUARD GROUP LOGO]

                          VANGUARD(R) BOND INDEX FUNDS
                SUPPLEMENT TO THE PROSPECTUS DATED APRIL 30, 2004

FUND MANAGER CHANGE
Gregory Davis has assumed the role of Fund Manager for Vanguard(R) Short-Term Bond Index Fund and Kenneth E. Volpert has assumed the role of Fund Manager for Vanguard(R) Long-Term Bond Index Fund. The Funds' investment objectives, strategies, and policies remain unchanged.

The Plain Talk(R) titled "The Funds' Advisor" is replaced with the following:

The managers primarily responsible for overseeing the Funds' investments are:

ROBERT F. AUWAERTER, Principal of Vanguard. He has managed investment portfolios since 1978; has been with Vanguard since 1981; and has overseen all of the Fixed Income Group's portfolio management activities since 2003. Education: B.S., University of Pennsylvania; M.B.A., Northwestern University.

KENNETH E. VOLPERT, CFA, Principal of Vanguard and head of Vanguard's Bond Index Group. He has worked in investment management since 1981; has managed portfolio investments since 1982; has managed the Total Bond Market Index Fund since joining Vanguard in 1992 and the Intermediate-Term Bond Index Fund since its inception in 1994; has served as manager for the Short-Term and Long-Term Bond Index Funds from their inception in 1994 until 1998; and has managed the Long-Term Bond Index Fund from 2005. Education: B.S., University of Illinois; M.B.A., University of Chicago.

GREGORY DAVIS, CFA, Principal of Vanguard. He has worked in investment management with Vanguard since 1999; has managed portfolio investments since 2002; and has managed the Short-Term Bond Index Fund since 2005. Education:
B.S., Pennsylvania State University; M.B.A., The Wharton School of the University of Pennsylvania.









(C) 2005 The Vanguard Group, Inc. All right reserved.
Vanguard Marketing Corporation, Distributor.                         PS84 012005

                                     [SHIP]
                            [THE VANGUARD GROUP LOGO]

                          VANGUARD(R) BOND INDEX FUNDS
                SUPPLEMENT TO THE PROSPECTUS DATED APRIL 30, 2004

FUND MANAGER CHANGE
Gregory Davis has assumed the role of Fund Manager for Vanguard(R) Short-Term Bond Index Fund. The Fund's investment objective, strategies, and policies remain unchanged.

The Plain Talk(R) titled "The Funds' Advisor" is replaced with the following:

The managers primarily responsible for overseeing the Funds' investments are:

ROBERT F. AUWAERTER, Principal of Vanguard. He has managed investment portfolios since 1978; has been with Vanguard since 1981; and has overseen all of the Fixed Income Group's portfolio management activities since 2003. Education: B.S., University of Pennsylvania; M.B.A., Northwestern University.

KENNETH E. VOLPERT, CFA, Principal of Vanguard and head of Vanguard's Bond Index Group. He has worked in investment management since 1981; has managed portfolio investments since 1982; has managed the Total Bond Market Index Fund since joining Vanguard in 1992 and the Intermediate-Term Bond Index Fund since its inception in 1994; and also served as manager for the Short-Term Bond Index Fund from its inception in 1994 until 1998. Education: B.S., University of Illinois; M.B.A., University of Chicago.

GREGORY DAVIS, CFA, Principal of Vanguard. He has worked in investment management with Vanguard since 1999; has managed portfolio investments since 2002; and has managed the Short-Term Bond Index Fund since 2005. Education:
B.S., Pennsylvania State University; M.B.A., The Wharton School of the University of Pennsylvania.












(C) 2005 The Vanguard Group, Inc. All right reserved.
Vanguard Marketing Corporation, Distributor.                        PS584 012005